PRIVATE PLACEMENT (Details) - USD ($)	4 Months Ended	9 Months Ended
	Jan. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Private Placement (Details) [Line Items]
Deferred Underwriting Fees		$ 299,000,000
Northern Genesis Acquisition Corp II [Member]
Private Placement (Details) [Line Items]
Warrant price per share		$ 10.00
Aggregate purchase price (in Dollars)		$ 10,030,000
Number of shares issuable per warrant		7,500,000
Preferred stock price per share		$ 11.50	$ 10.00
Deferred Underwriting Fees	$ 14,490,000	$ 14,490,000
Working capital		$ (1,544,413)
Private Placement [Member]
Private Placement (Details) [Line Items]
Preferred stock price per share	$ 11.50
Private Placement [Member] | Northern Genesis Acquisition Corp II [Member]
Private Placement (Details) [Line Items]
Aggregate of purchase shares (in Shares)	6,686,667	6,686,667
Warrant price per share	$ 1.50	$ 1.50
Aggregate purchase price (in Dollars)	$ 10,030,000	$ 10,030,000
Number of shares issuable per warrant		1
Preferred stock price per share		$ 11.50
Deferred Underwriting Fees		$ 8,280,000
Working capital		1,080,000
Private Placement [Member] | Sponsor [Member] | Northern Genesis Acquisition Corp II [Member]
Private Placement (Details) [Line Items]
Working capital		$ 670,000